Liabilities Measured at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Liabilities measured at fair value through profit or loss [Abstract]
Liabilities Measured at Fair Value Through Profit or Loss

NOTE 24. LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS
“Liabilities measured at fair value through profit or loss” are detailed in Schedules I and P. They include liabilities for transactions with third-party government securities.